Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.81%
Advertising–1.25%
Trade Desk, Inc. (The), Class A(b)	713,171	$66,168,005
Aerospace & Defense–1.43%
TransDigm Group, Inc.	56,395	75,751,456
Apparel Retail–0.93%
TJX Cos., Inc. (The)	476,420	49,118,902
Application Software–2.20%
Cadence Design Systems, Inc.(b)	241,966	69,277,285
HubSpot, Inc.(b)	77,951	47,631,959
		116,909,244
Asset Management & Custody Banks–2.39%
Ares Management Corp., Class A	309,424	43,371,962
KKR & Co., Inc., Class A	810,545	83,356,448
		126,728,410
Automobile Manufacturers–0.98%
Ferrari N.V. (Italy)(c)	126,777	52,105,347
Automotive Retail–0.50%
O’Reilly Automotive, Inc.(b)	27,723	26,704,457
Biotechnology–1.65%
Regeneron Pharmaceuticals, Inc.(b)	40,063	39,268,150
Vertex Pharmaceuticals, Inc.(b)	105,789	48,169,963
		87,438,113
Broadline Retail–7.71%
Amazon.com, Inc.(b)	2,077,516	366,556,923
MercadoLibre, Inc. (Brazil)(b)	24,524	42,318,124
		408,875,047
Building Products–0.74%
Trane Technologies PLC	119,667	39,186,156
Communications Equipment–1.35%
Arista Networks, Inc.(b)	241,024	71,740,794
Construction & Engineering–1.28%
Quanta Services, Inc.	245,643	67,782,729
Construction Materials–0.59%
Vulcan Materials Co.	122,991	31,457,408
Consumer Finance–1.06%
American Express Co.	235,225	56,454,000
Consumer Staples Merchandise Retail–1.29%
Costco Wholesale Corp.	84,325	68,293,974
Copper–0.65%
Freeport-McMoRan, Inc.	655,719	34,576,063
Diversified Support Services–0.44%
Copart, Inc.(b)(c)	440,805	23,389,113
Electrical Components & Equipment–1.95%
Eaton Corp. PLC	232,909	77,523,761
Shares		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co., Class A	266,171	$26,103,390
		103,627,151
Financial Exchanges & Data–0.47%
Moody’s Corp.	62,545	24,829,740
Health Care Distributors–0.71%
McKesson Corp.	65,703	37,423,772
Health Care Equipment–4.31%
Boston Scientific Corp.(b)	1,448,326	109,449,996
DexCom, Inc.(b)	248,243	29,483,821
Intuitive Surgical, Inc.(b)	97,529	39,218,362
Stryker Corp.	148,625	50,694,501
		228,846,680
Homebuilding–0.97%
Lennar Corp., Class A	320,215	51,346,475
Hotels, Resorts & Cruise Lines–0.75%
Marriott International, Inc., Class A	172,837	39,954,729
Industrial Machinery & Supplies & Components–0.99%
Parker-Hannifin Corp.	98,685	52,453,051
Interactive Media & Services–8.77%
Alphabet, Inc., Class C(b)	1,558,871	271,181,199
Meta Platforms, Inc., Class A	416,144	194,268,504
		465,449,703
Movies & Entertainment–2.42%
Netflix, Inc.(b)	158,765	101,866,799
Spotify Technology S.A. (Sweden)(b)	89,754	26,637,192
		128,503,991
Oil & Gas Exploration & Production–1.19%
Diamondback Energy, Inc.(c)	316,944	63,154,262
Passenger Ground Transportation–1.33%
Uber Technologies, Inc.(b)	1,094,111	70,635,806
Pharmaceuticals–2.60%
Eli Lilly and Co.	168,383	138,131,310
Property & Casualty Insurance–0.86%
Progressive Corp. (The)	215,840	45,581,091
Restaurants–1.27%
Chipotle Mexican Grill, Inc.(b)	21,568	67,497,487
Semiconductor Materials & Equipment–2.77%
ASML Holding N.V., New York Shares (Netherlands)	77,792	74,707,547
Lam Research Corp.	77,324	72,099,991
		146,807,538
Semiconductors–17.29%
Advanced Micro Devices, Inc.(b)	604,206	100,841,981
Broadcom, Inc.	97,178	129,105,832
Microchip Technology, Inc.	535,767	52,092,625

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	91,768	$67,507,294
NVIDIA Corp.	517,823	567,704,890
		917,252,622
Specialty Chemicals–0.43%
Sherwin-Williams Co. (The)	74,998	22,784,392
Systems Software–11.30%
Microsoft Corp.	1,312,533	544,871,824
ServiceNow, Inc.(b)	82,891	54,453,585
		599,325,409
Technology Hardware, Storage & Peripherals–5.85%
Apple, Inc.	1,613,387	310,173,651
Trading Companies & Distributors–0.74%
United Rentals, Inc.	58,445	39,123,668
Transaction & Payment Processing Services–5.40%
Fiserv, Inc.(b)(c)	260,225	38,971,296
Mastercard, Inc., Class A	254,334	113,705,101
Visa, Inc., Class A	491,475	133,907,279
		286,583,676
Total Common Stocks & Other Equity Interests (Cost $2,700,976,549)		5,242,165,422
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	20,352,523	20,352,523
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(d)(e)	14,532,951	$14,537,311
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	23,260,026	23,260,026
Total Money Market Funds (Cost $58,149,860)		58,149,860
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $2,759,126,409)		5,300,315,282
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.81%
Invesco Private Government Fund, 5.30%(d)(e)(f)	12,072,439	12,072,438
Invesco Private Prime Fund, 5.48%(d)(e)(f)	31,025,372	31,034,680
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,107,118)		43,107,118
TOTAL INVESTMENTS IN SECURITIES–100.72% (Cost $2,802,233,527)		5,343,422,400
OTHER ASSETS LESS LIABILITIES—(0.72)%		(38,150,647)
NET ASSETS–100.00%		$5,305,271,753
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,338,397	$228,809,031	$(220,794,905)	$-	$-	$20,352,523	$420,071
Invesco Liquid Assets Portfolio, Institutional Class	8,811,180	163,435,023	(157,711,486)	33	2,561	14,537,311	310,570
Invesco Treasury Portfolio, Institutional Class	14,101,025	261,496,035	(252,337,034)	-	-	23,260,026	482,907
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	43,066,889	614,464,725	(645,459,176)	-	-	12,072,438	1,222,773*
Invesco Private Prime Fund	110,743,431	1,079,501,656	(1,159,261,144)	113	50,624	31,034,680	3,023,049*
Total	$189,060,922	$2,347,706,470	$(2,435,563,745)	$146	$53,185	$101,256,978	$5,459,370

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,242,165,422	$—	$—	$5,242,165,422
Money Market Funds	58,149,860	43,107,118	—	101,256,978
Total Investments	$5,300,315,282	$43,107,118	$—	$5,343,422,400
Invesco Capital Appreciation Fund